Contingencies (Details) $ in Millions, $ in Millions, $ in Millions							1 Months Ended					12 Months Ended			13 Months Ended
	Feb. 04, 2022 USD ($)	Dec. 21, 2021 USD ($)	Dec. 21, 2021 CAD ($)	Dec. 21, 2021 MXN ($)	Sep. 14, 2021 USD ($)	Sep. 14, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Feb. 04, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 21, 2021 CAD ($)	Sep. 14, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Aug. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Oct. 31, 2019 CAD ($)
Contingencies
Income taxes paid												$ 93.5		$ 51.2
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Provincial income taxes assessed					$ 7.9	$ 10.0				$ 1.1	$ 1.4
Percentage of security deposit for notice of objection against reassessment					50.00%					50.00%										50.00%				50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Provincial income taxes assessed												$ 5.3	$ 6.7
Percentage of security deposit for notice of objection against reassessment							50.00%					50.00%		50.00%				50.00%			50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2014 Through 2016 | Canada
Contingencies
Provincial income taxes assessed												$ 9.0	11.4
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015 | Mexico
Contingencies
Provincial income taxes assessed															$ 20.0	$ 25.3
Tax rate (as a percent)							50.00%
Percentage of security deposit for notice of objection against reassessment															50.00%								50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Provincial income taxes assessed								$ 6.0	$ 7.7
Percentage of security deposit for notice of objection against reassessment								50.00%														50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Mexico
Contingencies
Provincial income taxes assessed		$ 3.6	$ 4.6
Percentage of security deposit for notice of objection against reassessment		50.00%																	50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Barbados
Contingencies
Provincial income taxes assessed												$ 31.1	39.5
Percentage of security deposit for notice of objection against reassessment												50.00%						50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed		$ 34.1		$ 490.3								$ 23.6	29.9
Tax rate (as a percent)		30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax year 2017 through 2021 | Canada
Contingencies
Proposed increase in taxable income	$ 26.5				$ 6.7
Provincial income taxes assessed						$ 8.4						41.5	52.6
Canada Revenue Agency Reassessment Action | TaxYear 2018 Through 2021 | Barbados
Contingencies
Provincial income taxes assessed												169.4	214.7
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Barbados
Contingencies
Provincial income taxes assessed												36.4	$ 46.2
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded							$ 2.0					2.0		$ 2.0				$ 2.5			$ 2.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded												8.1						10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 | Mexico
Contingencies
Contingent liability recorded												1.4						1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded							$ 8.1							$ 8.1							$ 10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded		$ 1.4																	$ 1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded												11.9						15.1
Canada Revenue Agency Transfer Pricing Contingent Penalty | TaxYear 2018 Through 2021 | Canada
Contingencies
Contingent liability recorded					34.8															$ 44.2
Canada Revenue Agency Transfer Pricing Contingent Penalty | TaxYear 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded												63.9						81.0
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded					2.2					$ 0.2										2.7				$ 0.2
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded												2.2						2.8
Canada Revenue Agency interest and other penalties | Tax Year 2014 Through 2016 | Canada
Contingencies
Contingent liability recorded												2.4						2.9
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded															$ 9.1								$ 11.5
Canada Revenue Agency interest and other penalties | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Contingent liability recorded								$ 2.8														$ 3.7
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded		$ 1.1																	$ 1.3
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded												8.2						10.4
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2016 | Mexico
Contingencies
Contingent liability recorded												10.2						12.8
Canada Revenue Agency interest and other penalties | Tax year 2017 through 2021 | Canada
Contingencies
Contingent liability recorded	$ 6.7											4.2					$ 8.4	5.4
Canada Revenue Agency interest and other penalties | TaxYear 2018 Through 2021 | Canada
Contingencies
Contingent liability recorded					$ 4.2															$ 5.4
Canada Revenue Agency interest and other penalties | TaxYear 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded												12.1						15.4
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded												$ 10.4						$ 13.2